SHARE CAPITAL AND SHAREBASED PAYMENTS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	2,980,774
Stock options [Member]
Statement [Line Items]
Outstanding and exercisable underlying shares, Beginning	3,483,000	2,638,500
Granted		1,700,000
Cancelled / Forfeited	(20,000)	(807,500)
Exercised	(264,000)	(48,000)
Stock options outstanding, Ending	3,199,000	3,483,000
Stock options exercisable	2,779,000
Outstanding and exercisable Weighted Average Exercise Price, Beginning | (per share)	$ 1.77	$ 1.82
Weighted Average Exercise Price, Granted | $ / shares		1.64
Weighted Average Exercise Price, Exercised | (per share)	1.16	0.79
Weighted Average Exercise Price, Cancelled / Forfeited | (per share)	1.64	1.70
Stock options outstanding | (per share)	1.82	$ 1.77
Weighted Average Exercise Price, Stock options exercisable | $ / shares	$ 1.85